15005298

Nasdaq
805 King Farm Blvd
Rockville, MD 20850

Arnold Golub
Vice President
Office of General Counsel

<u>*By Electronic Mail*</u>

February 3, 2015

Received SEC

FEB 03 2015

Washington, DC 20549

CERT NAS
File No. 001-36832

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on February 3, 2015 The Nasdaq Stock Market (the "Exchange") received from BARINGTON/HILCO ACQUISITION CORP. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one share of Common Stock, one Right and one Warrant
Common Stock, $0.0001 par value per share
Rights, exchangeable into one-tenth of one share of Common Stock
Warrants, exercisable for one-half of one share of Common Stock

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,